AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.4%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
4,080	Voyager Aviation Holdings LLC[1]	$—
	REITS — 97.4%
279,175	AGNC Investment Corp.	2,635,412
137,425	Annaly Capital Management, Inc.	2,584,964
261,436	Apollo Commercial Real Estate Finance, Inc.	2,648,347
180,153	Arbor Realty Trust, Inc.	2,734,723
272,475	Ares Commercial Real Estate Corp.	2,593,962
582,997	ARMOUR Residential REIT, Inc.	2,477,737
122,327	Blackstone Mortgage Trust, Inc	2,660,612
416,916	BrightSpire Capital, Inc.	2,609,894
465,443	Chimera Investment Corp.	2,541,319
247,965	Claros Mortgage Trust, Inc.	2,747,452
214,442	Dynex Capital, Inc.	2,560,437
212,514	Ellington Financial, Inc.	2,650,050
201,504	Franklin Bsp Realty Trust, Inc.	2,667,913
223,383	KKR Real Estate Finance Trust, Inc.	2,651,556
262,402	Ladder Capital Corp.	2,692,245
261,677	MFA Financial, Inc.	2,514,716
296,058	New York Mortgage Trust, Inc.	2,513,532
217,563	PennyMac Mortgage Investment Trust	2,697,781
259,051	Ready Capital Corp.	2,619,006
365,406	Redwood Trust, Inc.	2,605,345
283,071	Rithm Capital Corp.	2,629,730
135,847	Starwood Property Trust, Inc.	2,628,639
374,071	TPG RE Finance Trust, Inc.	2,517,498
202,800	Two Harbors Investment Corp.	2,685,072
		62,867,942
	RETAIL — 0.0%
19,290	Party City Holdings, Inc.[1,2]	—
	TOTAL COMMON STOCKS
	(Cost $67,509,288)	62,867,942

Principal Amount
CORPORATE BONDS — 0.1%
MISCELLANEOUS MANUFACTURING — 0.1%
$83,924	Anagram International, Inc. / Anagram Holdings LLC 10.000%, 8/15/2026	58,747

AXS Real Estate Income ETF
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	OIL & GAS — 0.0%
$1,902,000	Mesquite Energy, Inc. 7.250%, 2/15/2023[1,3,4,5]	$9,510
	TOTAL CORPORATE BONDS
	(Cost $1,973,290)	68,257

Number of Shares
	UNITS — 0.0%
	DIVERSIFIED FINANCIAL SERVICES — 0.0%
24,482	Voyager Aviation Holdings LLC[1]	—
	TOTAL UNITS
	(Cost $612,025)	—
	TOTAL INVESTMENTS — 97.5%
	(Cost $70,094,603)	62,936,199
	Other Assets in Excess of Liabilities — 2.5%	1,595,368
	TOTAL NET ASSETS — 100.0%	$64,531,567

LLC – Limited Liability Company
REIT – Real Estate Investment Trusts

[1]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.01% of Net Assets. The total value of these securities is $9,510.
[2]Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on sale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered and the registration statement is effective. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. The total value of these securities is $0, which represents 0.00% of net assets. See additional details below:

Security	Date of Purchase	Cost
Party City Holdings, Inc.	9/2/2020	$1,860

[3]Callable.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $9,510, which represents 0.01% of total net assets of the Fund.
[5]Security is in default.